Sales Tax Receivable	6 Months Ended
Dec. 31, 2025
Sales Tax Receivable

4.	Sales Tax Receivable

The Company’s sales tax receivable balance represents amounts due from government taxation authorities in respect of the Good and Services Tax/Harmonized Sales Tax. The Company anticipates full recovery of these amounts and therefore no ECL has been recorded against these receivables, which are due in less than one year.